COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments related to the Kittila Mine for oxygen and electricity supplies

Purchase Commitments
2012	$11,481
2013	7,141
2014	7,853
2015	4,671
2016	4,716
Subsequent years	26,452

Total	$62,314